Volkswagen Auto Loan Enhanced Trust 2014-1 MONTHLY SERVICER CERTIFICATE	Exhibit 99.1
For the collection period ended 3-28-2015	PAGE 1

A. DATES

		Begin	End	# days
1	Determination Date		4/16/2015
2	Payment Date		4/20/2015
3	Collection Period	3/1/2015	3/28/2015	28
4	Monthly Interest Period - Actual/360	3/20/2015	4/19/2015	31
5	Monthly Interest - 30/360			30

B. SUMMARY
		Initial Balance	Beginning Balance	Principal Payment	Ending Balance	Note Factor
6	Class A-1 Notes	288,000,000.00	—	—	—	—
7	Class A-2 Notes	418,000,000.00	307,258,188.23	29,917,042.89	277,341,145.34	0.6634956
8	Class A-3 Notes	418,000,000.00	418,000,000.00	—	418,000,000.00	1.0000000
9	Class A-4 Notes	126,000,000.00	126,000,000.00	—	126,000,000.00	1.0000000

10	Total Securities	$1,250,000,000.00	$851,258,188.23	$29,917,042.89	$821,341,145.34

11	Overcollateralization	38,660,147.26	38,660,147.26		38,660,147.26

12	Adjusted Pool Balance	$1,288,660,147.26	$889,918,335.49	$29,917,042.89	$860,001,292.60

13	YSOC	45,906,697.74	29,102,052.98		27,872,344.91

14	Net Pool Balance	$1,334,566,845.00	$919,020,388.47	$29,917,042.89	$887,873,637.51

		Coupon Rate	Interest Pmt Due	Per $1000 Face Amount	Principal & Interest Payment Due	Per $1000 Face Amount
15	Class A-1 Notes	0.19000%	—	—	—	—
16	Class A-2 Notes	0.42000%	107,540.37	0.2572736	30,024,583.26	71.8291465
17	Class A-3 Notes	0.91000%	316,983.33	0.7583333	316,983.33	0.7583333
18	Class A-4 Notes	1.45000%	152,250.00	1.2083333	152,250.00	1.2083333

	Total Securities		576,773.70		30,493,816.59

C. COLLECTIONS AND AVAILABLE FUNDS

19	Scheduled Principal Payments Received	18,236,792.11
20	Scheduled Interest Payments Received	1,646,850.15
21	Prepayments of Principal Received	1,706,845.62
22	Liquidation Proceeds	10,742,628.96
23	Recoveries Received	211,504.99
24	Other Payments Received to Reduce Principal

25	Subtotal: Total Collections	32,544,621.83

26	Repurchased Receivables	—
27	Reserve Account Excess Amount (Item 88)	345.24

28	Total Available Funds, prior to Servicer Advances	32,544,967.07

29	Servicer Advance (Item 71)	—

30	Total Available Funds + Servicer Advance	32,544,967.07

31	Reserve Account Draw Amount (Item 74)	—

32	Total Available Funds + Servicer Advance and Reserve Account Draw Amount	32,544,967.07

D. DISTRIBUTIONS

	Distribution Summary:
33	Prior Advance Reimbursement (Item 77)	—
34	Servicing Fees (Item 41)	765,850.32
35	Class A Noteholder Interest (Item 50)	576,773.70
36	Principal Distribution Amount (Item 75)	29,917,042.89
37	Amount Paid to Reserve Account to Reach Specified Balance	—
38	Other Amounts Paid to Trustees	—
39	Certificateholders Principal Distribution Amount	—

40	Remaining Funds to Seller	1,285,300.16

		Due	Shortfall	Paid
	Distribution Detail:

41	Servicing Fees	765,850.32	—	765,850.32

	Pro rata:
42	Class A-1 Interest	—	—	—
43	Class A-2 Interest	107,540.37	—	107,540.37
44	Class A-3 Interest	316,983.33	—	316,983.33
45	Class A-4 Interest	152,250.00	—	152,250.00
46	Class A-1 Interest Carryover Shortfall	—	—	—
47	Class A-2 Interest Carryover Shortfall	—	—	—
48	Class A-3 Interest Carryover Shortfall	—	—	—
49	Class A-4 Interest Carryover Shortfall	—	—	—

50	Class A Noteholder Interest	576,773.70	—	576,773.70

E. CALCULATIONS

	Calculation of Principal Distribution Amount:
51	Beginning Adjusted Pool Balance		889,918,335.49
52	Beginning Net Pool Balance	919,020,388.47
53	Receipts of Scheduled Principal	(18,236,792.11)
54	Receipts of Prepaid Principal	(1,706,845.62)
55	Liquidation Proceeds	(10,742,628.96)
56	Other Collections of Principal	—
57	Principal Amount of Repurchases	—
58	Principal Amount of Defaulted Receivables	(460,484.27)

59	Ending Net Pool Balance	887,873,637.51
60	Yield Supplement Overcollateralization Amount	27,872,344.91

61	Adjusted Pool Balance	860,001,292.60
62	Less: Adjusted Pool Balance-End of Collection Period		860,001,292.60

63	Calculated Principal Distribution Amount		29,917,042.89

	Calculation of Servicer Advance:
64	Available Funds, prior to Servicer Advances (Item 28)		32,544,967.07
65	Less: Prior Advance Reimbursement (Item 33)		—
66	Less: Servicing Fees Paid (Item 34)		765,850.32
67	Less: Interest Paid to Noteholders (Item 35)		576,773.70
68	Less: Calculated Principal Distribution (Item 63)		29,917,042.89

69	Equals: Remaining Available Funds before Servicer Advance		1,285,300.16
70	Monthly Loan Payments Due on Included Units but not received (N/A if Item 69 > 0)		N/A

71	Servicer Advance (If Item 69 < 0, lesser of Item 69 and Item 70, else 0)		—

	Calculation of Reserve Account Draw Amount:
72	Remaining Available Funds, before Reserve Account Draw (Item 69 plus Item 71)		1,285,300.16
73	Available Funds Shortfall Amount (If Item 72 < 0, Item 72, else 0)		—

74	Reserve Account Draw Amount (If Item 73 is > 0, Lesser of Reserve Acct Balance and Item 73)		—

75	Principal Distribution Amount (Item 63 - Available Funds Shortfall + Reserve Account Draw Amt)		29,917,042.89

	Reconciliation of Servicer Advance:
76	Beginning Balance of Servicer Advance		—
77	Less: Prior Advance Reimbursement		—
78	Plus: Additional Servicer Advances for Current Period		—

79	Ending Balance of Servicer Advance		—

F. RESERVE ACCOUNT

	Reserve Account Balances:
80	Specified Reserve Account Balance (Lesser of (a) $6,443,300.74, and (b) the aggregate note balance)		6,443,300.74
81	Initial Reserve Account Balance		1,288,660.15
82	Beginning Reserve Account Balance		6,443,300.74
83	Plus: Net Investment Income for the Collection Period		345.24

84	Subtotal: Reserve Fund Available for Distribution		6,443,645.98
85	Plus: Deposit of Excess Available Funds (Item 37)		—
86	Less: Reserve Account Draw Amount (Item 74)		—

87	Subtotal Reserve Account Balance		6,443,645.98
88	Less: Reserve Account Excess Amount to Available Funds (If Item 87 > Item 80)		345.24

89	Equals: Ending Reserve Account Balance		6,443,300.74

90	Change in Reserve Account Balance from Immediately Preceding Payment Date		—

G. POOL STATISTICS
		Initial	Current
	Collateral Pool Balance Data:
91	Net Pool Balance	1,334,566,845	887,873,638
92	Number of Current Contracts	54,727	47,030
93	Weighted Average Loan Rate	2.44%	2.40%
94	Average Remaining Term	58.0	46.0
95	Average Original Term	64.19	64.7
96	Monthly Prepayment Rate		1.14%

	Net Credit Loss and Repossession Activity:	Units	Outstanding Principal Balance
97	Aggregate Outstanding Principal Balance of Charged Off Receivables	17	463,627.55
98	Liquidation Proceeds on Related Vehicles		3,143.28
99	Recoveries Received on Receivables Previously Charged Off		211,504.99

100	Net Principal Losses for Current Collection Period	17	248,979.28

101	Beginning Net Principal Losses	154	3,016,477.78
102	Net Principal Losses for Current Collection Period	17	248,979.28

103	Cumulative Net Principal Losses	171	3,265,457.06

104	Cumulative Net Loss Ratio (Cumulative Net Principal Losses divided by $1,334,556,845.01)		0.24%

	Delinquencies Aging Profile - End of Period:	Percentage	Units	Outstanding Principal Balance
105	Current	99.63%	46,882	884,554,640.57
106	31 - 60 Days Delinquent	0.33%	131	2,938,257.61
107	61 - 90 Days Delinquent	0.04%	17	380,739.33

108	Total	100.00%	47,030	887,873,637.51

Summary of Material Modifications, Extensions or Waivers

None in the current month

Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria

None in the current month

Summary of Material Breaches by the Issuer of Transaction Covenants

None in the current month

Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience

None in the current month